Revenues - Revenues by Contract (Details) - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 36,390	$ 35,570	$ 31,552	$ 59,765	$ 145,578	$ 73,626
Firm fixed price
Disaggregation of Revenue [Line Items]
Revenues	8,097	6,727	6,938	2,216	41,231	3,753
Time and materials
Disaggregation of Revenue [Line Items]
Revenues	23,998	28,843	24,613	57,549	98,763	69,873
Cost-plus
Disaggregation of Revenue [Line Items]
Revenues	$ 4,295	$ 0	$ 1	$ 0	$ 5,584	$ 0